CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 14,165	$ 7,967
Restricted cash		5,171
Accounts receivable (net of allowance for doubtful accounts of nil as of December 31, 2012 and 2013)	3,741	5,772
Notes receivable	492	1,877
Deferred tax assets	1,994	1,659
Amounts due from related parties (net of allowance for doubtful accounts of US$1,338 and US$1,379 as of December 31, 2012 and 2013)		86
Prepayments and other current assets (net of provision for impairment allowance of US$1,560 and US$1,608 as of December 31, 2012 and 2013)	3,226	14,150
Total current assets	23,618	36,682
Non-current assets:
Property, plant and equipment, net	540,242	548,511
Land use rights, net	48,962	48,640
Intangible assets, net	4,714	4,660
Goodwill	115,960	112,481
Deferred tax assets	1,526	1,329
Other non-current assets	2,220	2,013
Total non-current assets	713,624	717,634
TOTAL ASSETS	737,242	754,316
Current liabilities:
Accounts payable	1,992	3,124
Short-term loans	11,973	21,676
Current portion of long-term loans	38,337	35,537
Amounts due to related parties	9,491	12,705
Deferred tax liabilities	300
Accrued expenses and other current liabilities	28,072	43,825
Warrant liabilities		839
Total current liabilities	90,165	117,706
Non-current liabilities:
Long-term loans	211,723	212,970
Deferred tax liabilities	24,720	24,345
Other non-current liabilities	8,005	6,780
Total non-current liabilities	244,448	244,095
Total liabilities	334,613	361,801
Commitments and contingencies
China Hydroelectric Corporation shareholders' equity:
Ordinary shares (par value US$0.001 per share, 400,000,000 shares authorized as of December 31, 2012 and 2013; 161,989,097 and 162,099,665 shares issued and outstanding as of December 31, 2012 and 2013)	162	162
Additional paid-in capital	509,902	509,665
Accumulated other comprehensive income	54,059	41,597
Accumulated deficit	(161,693)	(159,472)
Total China Hydroelectric Corporation shareholders' equity	402,430	391,952
Noncontrolling interests	199	563
Total shareholders' equity	402,629	392,515
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 737,242	$ 754,316